Expense Example {- Fidelity® Value Fund} - 10.31 Fidelity Value Fund K PRO-10 - Fidelity® Value Fund - Fidelity Value Fund-Class K	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930